Other Administrative Expenses (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Approximate value of taxes	R$ 4.3	R$ 4.2	R$ 3.8